Description of the Business - Narrative (Details) - USD ($)	Feb. 14, 2022	Dec. 31, 2021	Nov. 10, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Business Acquisition
Accumulated deficit		$ 369,951,000		$ 275,147,000	$ 254,276,000	$ 254,530,000	$ 152,173,000
Cash		$ 67,322,000		$ 8,611,000	$ 15,275,000	$ 20,467,000	$ 14,421,000
Forward Purchase | Ordinary A | WEJO GROUP LIMITED | Apollo
Business Acquisition
Value of share purchase agreement			$ 75,000,000.0
Subsequent Event | Registration Rights Agreement
Business Acquisition
Maximum proceeds purchase agreement	$ 100,000,000
Sales of stock, term	36 months